Financial Instrument - Risk Management and Fair Value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,304,015	$ 1,296,987
Derivative financial liabilities		2,801
Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	458,718	365,535
Derivative financial liabilities		2,801
Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	549,726	616,031
More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	434,181	466,105
Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,174,581	1,184,132
Debt [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	329,284	252,680
Debt [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	549,726	616,031
Debt [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	434,181	466,105
Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	116,554	104,174
Accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	116,554	104,174
Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	12,880	8,681
Account payable to related parties [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	12,880	8,681
Fuel derivative instruments [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		2,801
Fuel derivative instruments [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		2,801
Contractual cash flow [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,442,625	1,447,671
Derivative financial liabilities		2,801
Contractual cash flow [member] | Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,313,191	1,334,816
Contractual cash flow [member] | Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	116,554	104,174
Contractual cash flow [member] | Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 12,880	8,681
Contractual cash flow [member] | Fuel derivative instruments [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		$ 2,801